Summary of Principal Accounting Policies (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value of financial instruments
Goodwill impairment charge	$ 417,822,304	$ 0	$ 0	$ 417,822,304
Customer deposits, non-current portion		652,300	744,092
Liability for exclusive rights, non-current			5,918,812
Nonrecurring
Fair value of financial instruments
Fair value of asset		0	0
Fair value of liability		0	0
Fair value
Fair value of financial instruments
Customer deposits, non-current portion		614,507	694,020
Liability for exclusive rights, non-current		$ 0	$ 5,918,812